Financial Instruments - Derivative Instruments Notional Amount Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Forward Currency Contracts [Member]
Schedule Of Information By Major Category Of Credit Derivatives Contracts [Line Items]
Derivative instruments outstanding	$ 473,600	$ 585,581
Currency Swap [Member]
Schedule Of Information By Major Category Of Credit Derivatives Contracts [Line Items]
Derivative instruments outstanding	$ 600,000	$ 600,000